Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Summary of Other Assets

Other assets (current and long-term) as of December 31, 2025 and December 31, 2024 are as follows (in thousands):

	December 31,	December 31,
	2025	2024
Other current assets:
Inventory	$284	$482
Contract costs	1,140	1,104
Non-trade receivables	2,528	51
Other tax receivable	2,855	2,855
Sales tax receivable	3,498	1,101
Corporate tax receivable	4,971	4,309
Total other current assets	$15,276	$9,902
Other assets:
Withholding tax receivable	$824	$572
Contract costs	1,062	1,147
Security deposit	1,595	987
Total other assets	$3,481	$2,706